Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 10,262	$ 9,918	$ 9,655
Goodwill acquired	2,149	371	180
Foreign exchange translation and other	(38)	(27)	83
Goodwill, Ending Balance	12,373	10,262	9,918
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,912	1,647	1,647
Goodwill acquired	889
Foreign exchange translation and other		265
Goodwill, Ending Balance	2,801	1,912	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,245	3,475	3,475
Goodwill acquired	1,220	35
Foreign exchange translation and other		(265)
Goodwill, Ending Balance	4,465	3,245	3,475
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,761	1,619	1,617
Goodwill acquired	29	144
Foreign exchange translation and other	(2)	(2)	2
Goodwill, Ending Balance	1,788	1,761	1,619
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,344	3,177	2,916
Goodwill acquired	11	192	180
Foreign exchange translation and other	(36)	(25)	81
Goodwill, Ending Balance	$ 3,319	$ 3,344	$ 3,177